Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Beginning balance, Equity	$ 347,354	$ 1,360,230	$ 1,743,556
Other comprehensive income	996,450	970,808	72,661
Recognition of share-based payment expense	27,769	13,168	13,423
Other reclassifications related to share-based payment		(559)	(1,275)
Ending balance, Equity	(295,809)	347,354	1,360,230
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity	8,430	(861,271)	(842,911)
Other comprehensive income	1,039,829	950,855	59,521
Recognition of share-based payment expense	27,769	13,168	13,423
Exercise of share options	(8,327)	(92,896)	(88,469)
Other reclassifications related to share-based payment		(1,426)	(2,835)
Ending balance, Equity	1,067,701	8,430	(861,271)
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	4,019	4,019	4,019
Ending balance, Equity	4,019	4,019	4,019
Share-based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	17,663	98,817	176,698
Recognition of share-based payment expense	27,769	13,168	13,423
Exercise of share options	(8,327)	(92,896)	(88,469)
Other reclassifications related to share-based payment		(1,426)	(2,835)
Ending balance, Equity	37,105	17,663	98,817
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(840,359)	(840,359)	(840,359)
Ending balance, Equity	(840,359)	(840,359)	(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	827,107	(123,748)	(183,269)
Other comprehensive income	1,039,829	950,855	59,521
Ending balance, Equity	$ 1,866,936	$ 827,107	$ (123,748)